Investments - Schedule of investments (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Investments [Line Items]
Beginning balance		$ 818,262	$ 1,676,745
Proceeds from sale		158,036	0	$ 6,477,510
Additions		401,612
Change in fair value through profit or loss		(234,226)	(858,483)
Ending balance		827,612	818,262	1,676,745
Current		0	158,036
Non-Current		827,612	660,226
Investments		827,612	818,262	1,676,745
True Pharma Strip Inc.
Disclosure Of Investments [Line Items]
Proceeds from sale	$ 250	197
True Pharma Strip Inc. | Shares
Disclosure Of Investments [Line Items]
Beginning balance		197	0
Proceeds from sale		197
Additions		0
Change in fair value through profit or loss		0	197
Ending balance		0	197	0
Investments		0	197	0
HUGE Shops
Disclosure Of Investments [Line Items]
Proceeds from sale	200,000	157,760
HUGE Shops | Shares
Disclosure Of Investments [Line Items]
Beginning balance		157,760	600,433
Proceeds from sale		157,760
Additions		0
Change in fair value through profit or loss		0	(442,673)
Ending balance		0	157,760	600,433
Investments		0	157,760	600,433
SciCann Therapeutics Inc.
Disclosure Of Investments [Line Items]
Proceeds from sale	$ 100	79
SciCann Therapeutics Inc. | Shares
Disclosure Of Investments [Line Items]
Beginning balance		79	195,679
Proceeds from sale		79
Additions		0
Change in fair value through profit or loss		0	(195,600)
Ending balance		0	79	195,679
Investments		0	79	195,679
Solarvest BioEnergy Inc. | Shares
Disclosure Of Investments [Line Items]
Beginning balance		366,792	447,678
Proceeds from sale		0
Additions		0
Change in fair value through profit or loss		(145,302)	(80,886)
Ending balance		221,490	366,792	447,678
Investments		221,490	366,792	447,678
Solarvest BioEnergy Inc. | Warrants
Disclosure Of Investments [Line Items]
Beginning balance		0	74,813
Change in fair value through profit or loss			(74,813)
Ending balance			0	74,813
Investments			0	74,813
Solarvest BioEnergy Inc. | Convertible debenture
Disclosure Of Investments [Line Items]
Beginning balance		293,434	358,142
Proceeds from sale		(0)
Additions		0
Change in fair value through profit or loss		(116,242)	(64,708)
Ending balance		177,192	293,434	358,142
Investments		177,192	293,434	$ 358,142
A2ZCryptoCap Inc. | Shares
Disclosure Of Investments [Line Items]
Beginning balance		0
Proceeds from sale		0
Additions		6,162
Change in fair value through profit or loss		4,470
Ending balance		10,632	0
Investments		10,632	0
Lions Bay Fund | Shares
Disclosure Of Investments [Line Items]
Beginning balance		0
Proceeds from sale		0
Additions		395,450
Change in fair value through profit or loss		22,848
Ending balance		418,298	0
Investments		$ 418,298	$ 0